4A. STOCK OPTION PLANS (Details 3) - 12 months ended Dec. 31, 2014 - $ / shares	Total
0.12-0.14
Option price range, upper	$ 0.14
Option price range, lower	$ 0.12
Number of shares Outstanding end of period	45,000
Weighted average remaining contractual life	4 years 3 months 25 days
Weighted average exercise price, ending	$ 0.13
Number Exercisable	30,000
Weighted average exercise price	$ 0.13
0.16-0.20
Option price range, upper	0.20
Option price range, lower	$ 0.16
Number of shares Outstanding end of period	30,000
Weighted average remaining contractual life	3 years 3 months 18 days
Weighted average exercise price, ending	$ 0.18
Number Exercisable	30,000
Weighted average exercise price	$ 0.18
0.25-0.26
Option price range, upper	0.26
Option price range, lower	$ 0.25
Number of shares Outstanding end of period	30,000
Weighted average remaining contractual life	2 years 3 months 18 days
Weighted average exercise price, ending	$ 0.26
Number Exercisable	30,000
Weighted average exercise price	$ 0.26
0.27-0.41
Option price range, upper	0.41
Option price range, lower	$ 0.27
Number of shares Outstanding end of period	30,000
Weighted average remaining contractual life	4 months 24 days
Weighted average exercise price, ending	$ 0.34
Number Exercisable	30,000
Weighted average exercise price	$ 0.34
0.35-0.36
Option price range, upper	0.36
Option price range, lower	$ 0.35
Number of shares Outstanding end of period	30,000
Weighted average remaining contractual life	1 year 3 months 18 days
Weighted average exercise price, ending	$ 0.36
Number Exercisable	30,000
Weighted average exercise price	$ 0.36
0.12-0.41
Option price range, upper	0.41
Option price range, lower	$ 0.12
Number of shares Outstanding end of period	165,000
Weighted average remaining contractual life	2 years 6 months
Weighted average exercise price, ending	$ 0.24
Number Exercisable	165,000
Weighted average exercise price	$ 0.24